11 Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Schedule of recoverable taxes

The estimate of future recoverability of these tax credits is made based on growth projections, operational matters and the consumption of the credits in the operation.

		As of December 31,
	Notes	2020	2019

State tax credits – ICMS	11.1	1,311	1,189
Social Integration Program and Contribution for Social Security Financing - PIS/COFINS		141	353
Social Security Contribution - INSS	11.3	36	27
Income tax and social contribution		144	410
Other		2	25
Other recoverable taxes - Éxito Group		—	77
Total		1,634	2,081
Current		768	1,119
Non-current		866	962

Schedule of ICMS balance to be recovered

For the financial statements as of December 31, 2020, the Company's management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below.

Year	Amounts
In 1 year	470
From 1 to 2 years	343
From 2 to 3 years	349
From 3 to 4 years	86
From 4 to 5 years	14
More than 5 years	49
Total	1,311